Form N-1A Supplement	Dec. 22, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated December 22, 2025

to each Fund’s Prospectus

dated September 29, 2025,

and where applicable a Fund’s Summary Prospectus

(the “Supplement”)

The following amends information contained in the Fund’s current Prospectus and should be read in conjunction with the Fund’s current Prospectus.